Issued Capital and Reserves (Details) - Schedule of share based payment reserves	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares
Issued Capital and Reserves (Details) - Schedule of share based payment reserves [Line Items]
Opening balance as of January 1, 2022 (recast)	17,210,188
Issuance of ordinary shares upon reverse recapitalization (in Shares) | shares		7,478,964
Share based payment for service providers (in Shares) | shares		290,000
Conversion of convertible notes and working capital loans into common stock (in Shares) | shares		789,815
Issuance of shares upon cashless exercise of warrants (in Shares) | shares		236,687
Issuance of shares upon cashless exercise of warrants	$ 500,000
Ending ordinary shares as of December 31, (in Shares) | shares		26,005,654
Share Capital [Member]
Issued Capital and Reserves (Details) - Schedule of share based payment reserves [Line Items]
Opening balance as of January 1, 2022 (recast)	1,721
Issuance of ordinary shares upon reverse recapitalization		$ 748
Share based payment for service providers		29
Conversion of convertible notes and working capital loans into common stock		79
Issuance of shares upon cashless exercise of warrants		24
Ending ordinary shares as of December 31,		2,601
Share premium [member]
Issued Capital and Reserves (Details) - Schedule of share based payment reserves [Line Items]
Opening balance as of January 1, 2022 (recast)	$ 32,109,245
Issuance of ordinary shares upon reverse recapitalization		73,392,243
Share based payment for service providers		2,899,971
Conversion of convertible notes and working capital loans into common stock		7,738,105
Issuance of shares upon cashless exercise of warrants		365,676
Ending ordinary shares as of December 31,		$ 116,505,240